Condensed Statements of Operations (Unaudited) (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Interest income on Trust Account	$ 261,000	$ 2,180,000	$ 3,419,000	$ 2,942,000